Financial instruments (Details) - Schedule of aging profile of financial liabilities R$ in Millions	Dec. 31, 2022 BRL (R$)
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	R$ 51,767
Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	1,783
Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	16,175
Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	(648)
Lease liabilities [member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	20,678
Trade Payables [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	8,538
Total trade payables – Agreements [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	2,039
Trade payables – Agreements – Acquisition of Extra stores [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	3,202
Less than 1 year [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	16,659
Less than 1 year [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	948
Less than 1 year [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	1,142
Less than 1 year [Member] | Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	214
Less than 1 year [Member] | Lease liabilities [member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	1,356
Less than 1 year [Member] | Trade Payables [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	8,538
Less than 1 year [Member] | Total trade payables – Agreements [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	2,039
Less than 1 year [Member] | Trade payables – Agreements – Acquisition of Extra stores [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	2,422
1 to 5 years [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	19,024
1 to 5 years [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	835
1 to 5 years [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	11,362
1 to 5 years [Member] | Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	219
1 to 5 years [Member] | Lease liabilities [member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	5,828
1 to 5 years [Member] | Trade Payables [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing
1 to 5 years [Member] | Total trade payables – Agreements [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing
1 to 5 years [Member] | Trade payables – Agreements – Acquisition of Extra stores [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	780
More than 5 years [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	16,084
More than 5 years [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing
More than 5 years [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	3,671
More than 5 years [Member] | Derivative Financial Instruments [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	(1,081)
More than 5 years [Member] | Lease liabilities [member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	13,494
More than 5 years [Member] | Trade Payables [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing
More than 5 years [Member] | Total trade payables – Agreements [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing
More than 5 years [Member] | Trade payables – Agreements – Acquisition of Extra stores [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing